UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Group International, Inc.
Address: 11100 Santa Monica Boulevard
         Los Angeles, California  90025-3384

Form 13F File Number: 28-05044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David I. Fisher
Title:  Chairman
Phone:  310/996-6000

Signature, Place and Date of Signing:

David I. Fisher*       Los Angeles, California      2/14/08
--------------------  ---------------------------  ----------

*By:  /s/ Michael J. Downer
      --------------------------
       Michael J. Downer
       Attorney-in-fact

*Signed pursuant to a Power of Attorney dated December 28, 2007 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Group
International, Inc. on February 1, 2008 with respect to
Beazer Homes USA Inc.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name

     28-00096               Capital Guardian Trust Company
     28-04457               Capital International Inc.
     28-04461               Capital International, S.A.
     28-04459               Capital International Limited